Business Combinations (Details) - Schedule of fair value of the identifiable assets acquired and liabilities - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Jul. 31, 2022
Schedule of Fair Value of the Identifiable Assets Acquired and Liabilities [Abstract]
Cash and cash equivalents acquired			$ 142,603
Accounts receivable, net			637,757
Advance to suppliers			2,414,374
Inventories			3,093,522
Prepayments and other current assets			2,125,284
Accounts payable			(1,108,979)
Advance from customers and other payables			(650,645)
Loan from third parties			(6,688,120)
Goodwill			775,681
Total consideration			$ 741,477
Net sales	$ 260,213,334	$ 163,879,246
Gross Profit	39,694,346	53,727,099
Net Income	$ 19,301,401	$ 30,036,814